Transaction Expenses - Schedule of Transaction Expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Transaction Expenses [Abstract]
Processing fees		R$ (426,672)	R$ (254,007)	R$ (246,193)
Third-party fraud prevention services	[1]	(83,062)	(90,616)	(110,465)
PicPay card issuance expenses		(111,914)	(66,690)	(39,241)
Chargeback		(33,454)	(48,589)	(37,408)
Operating losses	[2]	(36,125)	(33,774)	(5,232)
Total		R$ (691,227)	R$ (493,676)	R$ (438,539)

[1]	Verification and processing expenses incurred as a result of user transactions, such as identity verification and biometric identification services, among others.
[2]	Amounts related to expenses generated by events of fraud from financial transactions processed by acquirers and card issuers and/or operating errors.